SHARE-BASED PAYMENTS - Options fair value assumptions (Details) - Pro Farm Group, Inc	Jul. 12, 2022 USD ($) $ / shares
SHARE-BASED PAYMENTS
Risk-free interest rate	0.00%
Minimum
SHARE-BASED PAYMENTS
Exercise price | $ / shares	$ 7.16
Expected life (years) | $	0.03
Estimated volatility factor	34.90%
Maximum
SHARE-BASED PAYMENTS
Exercise price | $ / shares	$ 204.66
Expected life (years) | $	9.83
Risk-free interest rate	44.40%